Accounts receivable, net - Allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses as of January 1,	$ (6,717)	$ (4,042)
Provision	(276)	(7,541)
Charge-offs and recoveries	4,271	4,866
Allowance for credit losses as of December 31,	$ (2,722)	$ (6,717)